Other Income and Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other income and expense [Line Items]
Other income (expense), net	$ 0.9	$ (6.5)	$ 18.9
Bridge facility fees
Other income and expense [Line Items]
Other income (expense), net	(6.9)	0.0	0.0
Gain on sale of non-operating asset
Other income and expense [Line Items]
Other income (expense), net	0.8	0.0	23.5
Gain (loss) from foreign exchange and derivatives
Other income and expense [Line Items]
Other income (expense), net	6.2	(6.6)	(7.8)
Other, net
Other income and expense [Line Items]
Other income (expense), net	$ 0.8	$ 0.1	$ 3.2